Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2022	December 31, 2021
Accrued payroll	$6,804	$1,001
Accrued interest	11,026	11,873
Accrued dry-docking expenses	435	280
Accrued expenses	8,478	7,692
Total	$26,743	$20,846